Fair Value - Gross Components of Purchases, Sales, Issuances and Settlements, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	$ 0	$ 0
Sales	0	0
Settlements	(4)	(4)
Purchases, (Sales), Issuances, (Settlements)	(4)	(4)
Consolidated Entity Excluding Variable Interest Entities (VIE)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	609	1,132
Sales	(194)	(87)
Settlements	(1,320)	(453)
Purchases, (Sales), Issuances, (Settlements)	(905)	592
Purchases	0	0
Issuances	(641)	(341)
Sales	0	0
Settlements	146	143
Purchases, (Sales), Issuances, (Settlements), Liabilities	(495)	(198)
Fixed Maturity Securities | Foreign governments | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	0
Sales	0
Settlements	(2)
Purchases, (Sales), Issuances, (Settlements)	(2)	0
Fixed Maturity Securities | U.S. state, municipal and political subdivisions | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		0
Sales		0
Settlements		(35)
Purchases, (Sales), Issuances, (Settlements)	0	(35)
Fixed Maturity Securities | U.S. state, municipal and political subdivisions | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, (Sales), Issuances, (Settlements)	0	0
Fixed Maturity Securities | Corporate | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	95	311
Sales	(68)	0
Settlements	(63)	(81)
Purchases, (Sales), Issuances, (Settlements)	(36)	230
Fixed Maturity Securities | Corporate | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	0
Sales	0
Settlements	(4)
Purchases, (Sales), Issuances, (Settlements)	(4)	0
Fixed Maturity Securities | CLO | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	24	112
Sales	(29)	0
Settlements	(41)	0
Purchases, (Sales), Issuances, (Settlements)	(46)	112
Fixed Maturity Securities | CLO | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	4	26
Sales	(67)	(20)
Settlements	0	(28)
Purchases, (Sales), Issuances, (Settlements)	(63)	(22)
Fixed Maturity Securities | ABS | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	261	367
Sales	0	(15)
Settlements	(896)	(131)
Purchases, (Sales), Issuances, (Settlements)	(635)	221
Fixed Maturity Securities | ABS | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		100
Sales		0
Settlements		0
Purchases, (Sales), Issuances, (Settlements)	0	100
Fixed Maturity Securities | CMBS | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	40	25
Sales	0	(1)
Settlements	(1)	(1)
Purchases, (Sales), Issuances, (Settlements)	39	23
Fixed Maturity Securities | RMBS | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	8	91
Sales	0	0
Settlements	(305)	(138)
Purchases, (Sales), Issuances, (Settlements)	(297)	(47)
Fixed Maturity Securities | RMBS | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	144	30
Sales	0	0
Settlements	0	0
Purchases, (Sales), Issuances, (Settlements)	144	30
Equity Securities | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	0	10
Sales	(4)	0
Settlements	0	0
Purchases, (Sales), Issuances, (Settlements)	(4)	10
Interest sensitive contract liabilities | Embedded derivatives | Consolidated Entity Excluding Variable Interest Entities (VIE)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	0	0
Issuances	(641)	(341)
Sales	0	0
Settlements	146	143
Purchases, (Sales), Issuances, (Settlements), Liabilities	(495)	(198)
Related Party | CLO | Consolidated Entity Excluding Variable Interest Entities (VIE) | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	33	51
Sales	(26)	(49)
Settlements	0	(24)
Purchases, (Sales), Issuances, (Settlements)	7	(22)
Related Party | Fixed Maturity Securities | CLO | Consolidated Entity Excluding Variable Interest Entities (VIE) | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		9
Sales		(2)
Settlements		(6)
Purchases, (Sales), Issuances, (Settlements)	0	1
Related Party | Fixed Maturity Securities | ABS | Consolidated Entity Excluding Variable Interest Entities (VIE) | AFS securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	0	0
Sales	0	0
Settlements	(4)	(5)
Purchases, (Sales), Issuances, (Settlements)	$ (4)	$ (5)